Derivatives - Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notional amount	$ 8,849.0	$ 7,261.0
Market value	382.7	288.0
Short sale and derivative obligations, holding company	189.4	205.9
Equity total return swaps - short positions
Disclosure of financial assets [line items]
Notional amount	0.0	369.8
Cost	0.0	0.0
Market value	0.0	0.0
Short sale and derivative obligations, holding company	0.0	84.6
Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount	1,788.3	406.3
Cost	0.0	0.0
Market value	144.3	11.1
Short sale and derivative obligations, holding company	18.0	3.0
Equity warrants and options
Disclosure of financial assets [line items]
Notional amount	626.9	528.1
Cost	102.4	114.8
Market value	133.2	200.3
Short sale and derivative obligations, holding company	0.4	0.0
CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	74,906.0	99,804.7
Cost	347.5	614.9
Market value	2.8	6.7
Short sale and derivative obligations, holding company	0.0	0.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	330.8	846.5
Cost	0.0	0.0
Market value	3.1	3.9
Short sale and derivative obligations, holding company	0.0	1.7
Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	0.0	1.8
Market value	66.4	55.3
Short sale and derivative obligations, holding company	136.0	114.5
Foreign currency options
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	53.7	102.7
Market value	5.8	8.2
Short sale and derivative obligations, holding company	0.0	0.0
Other derivative contracts
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	25.6	3.4
Market value	27.1	2.5
Short sale and derivative obligations, holding company	35.0	2.1
AGT | Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Short sale and derivative obligations, holding company	$ 46.2	53.3
Atlas Corp
Disclosure of financial assets [line items]
Warrants, exercise price (in dollars per share)	$ 8.05
Atlas Corp | Equity warrants and options
Disclosure of financial assets [line items]
Market value	$ 110.5	$ 164.8